Leases (Details 4) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2019
ROU Asset - December 31, 2019
ROU Asset - June 30, 2020	50,582
Payment	(3,413)
Lease liability - June 30, 2020	21,578
Lease liability - short term			$ 28,580
Lease liability - total	21,578		21,578
Other information related [Member]
ROU Asset - December 31, 2019
Increase	53,571
Decrease
Amortization	(2,989)
ROU Asset - June 30, 2020	50,582
Lease liability - December 31, 2019
Increase	53,571
Decrease
Amortization	446
Payment	(3,859)
Lease liability - June 30, 2020	50,158
Lease liability - short term			28,580
Lease liability - long term			21,578
Lease liability - total	$ 50,158		$ 50,158